Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 152,790,840	$ 130,544,468	$ 107,719,302
Deemed participant loans	(76,774)	(91,742)
Employer's contribution receivable	(271,795)	(281,198)
Net assets available for benefits per Form 5500	$ 152,442,271	$ 130,171,528